Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding - Nukkleus Inc.[Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Options Outstanding [Member] | Exercise Price 0.09 – 0.45 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Outstanding at December 31, 2022 (in Shares)	3,350,000
Weighted Average Remaining Contractual Life (Years)	3 years 9 months 3 days
Weighted Average Exercise Price	$ 0.13
Options Outstanding [Member] | Exercise Price 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	$ 2.5	$ 2.5
Number Outstanding at December 31, 2022 (in Shares)	1,000,000	1,000,000
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 19 days	3 years 11 months 19 days
Weighted Average Exercise Price	$ 2.5	$ 2.5
Options Outstanding [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Outstanding at December 31, 2022 (in Shares)	4,350,000	5,850,000
Weighted Average Remaining Contractual Life (Years)	3 years 8 months 8 days	3 years 2 months 4 days
Weighted Average Exercise Price	$ 0.67	$ 0.67
Options Outstanding [Member] | Minimum [Member] | Exercise Price 0.09 – 0.45 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	0.09
Options Outstanding [Member] | Minimum [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	0.09	0.09
Options Outstanding [Member] | Maximum [Member] | Exercise Price 0.09 – 0.45 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	0.45
Options Outstanding [Member] | Maximum [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Range of Exercise Price	$ 2.5	$ 2.5
Options Exercisable [Member] | Exercise Price 0.09 – 0.45 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at December 31, 2022 (in Shares)	1,150,000
Weighted Average Exercise Price	$ 0.13
Options Exercisable [Member] | Exercise Price 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at December 31, 2022 (in Shares)	1,000,000	1,000,000
Weighted Average Exercise Price	$ 2.5	$ 2.5
Options Exercisable [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at December 31, 2022 (in Shares)	2,150,000	2,050,000
Weighted Average Exercise Price	$ 1.23	$ 1.27